Unaudited Interim Condensed Statements of Consolidated Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2024		Jun. 30, 2023
Statement of comprehensive income [abstract]
Net income (loss)	$ (25,270)	$ (16,641)	[1]	$ (19,627)		$ (49,165)	[2]
Actuarial gains and losses	86	(21)	[3]	59		(42)	[4]
Currency translation adjustment	(835)	4,736	[3]	(1,388)	[4]	2,258	[4]
Other comprehensive income (loss) from discontinued operations		(4,892)	[3]			(1,220)	[4]
Total other comprehensive income (loss)				(1,329)		997	[4]
Total Comprehensive income (loss)	(26,019)	(16,817)	[3]	(20,956)		(48,168)	[4]
Attributable to shareholders of Cellectis	$ (26,019)	(12,219)	[3]	$ (20,956)		(42,252)	[4]
Attributable to non-controlling interests		$ (4,598)	[3]			$ (5,916)	[4]

[1]	These amounts reflect Calyxt's adjustments as presented in Cellectis 2023 20F (Note 3)
[2]	These amounts reflect Calyxt's adjustments as presented in Cellectis 2023 20F (Note 3)
[3]	These amounts reflect Calyxt's adjustments as presented in Cellectis 2023 20F (Note 3)
[4]	These amounts reflect Calyxt's adjustments as presented in Cellectis 2023 20F (Note 3)